The Patriot
                           Sentry variable account ll
                                 Annual Report
                               December 31, 2001

A flexible premium deferred variable annuity funded by T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Janus Aspen Series

February 15, 2002

Dear Contract Owner:

The economy and the stock markets were in a declining trend prior to the tragic events of September 11th. The terrorist attack has exacerbated and possibly lengthened the economic downturn. The result was that in 2001 we experienced the first recession in ten years and witnessed back-to-back years of negative stock market returns - something that last occurred in 1973-1974.

Looking forward, there are reasons for cautious optimism in 2002:

< Stocks have recovered from the rapid decline following September 11.
< Congress and the Federal Reserve are attempting to prime the economic pump.
< The Federal Reserve cut interest rates 11 times in 2001.
< Congress is working to finalize a stimulus package to help both business and the consumer.

These stimulative monitory and fiscal policies should lead to economic recovery, but it will most likely be in the second half of 2002.

Thank you for choosing Sentry to help meet your long-term investment needs. We value your business and appreciate your confidence in Sentry to provide this service.

Sincerely,


Wallace D. Taylor, President
Sentry Life Insurance Company


The composition and holdings of the Portfolios are subject to change. Shares of the separate Portfolios of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc. and Janus Aspen Institutional Series are sold only through the currently effective prospectus and are not available to the general public. Shares of these portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. This material is authorized for distribution only when preceded or accompanied by a prospectus. The investments for the Portfolios are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2001


Assets:

Investments at market value:

 Janus Aspen Series:
    Aspen Growth Portfolio, 78,271 shares (cost $2,008,089)        $ 1,556,037
    Aspen Aggressive Growth Portfolio, 1,037,026 shares
      (cost $56,007,994)                                            22,793,824
    Aspen Capital Appreciation Portfolio, 42,978 shares
      (cost $1,072,861)                                                890,499
    Aspen Worldwide Growth Portfolio, 25,813 shares (cost $965,020)    736,697
    Aspen Balanced Portfolio, 84,485 shares (cost $1,994,778)        1,906,829

 T. Rowe Price Fixed Income Series, Inc.:
    Prime Reserve Portfolio, 3,475,359 shares (cost $3,475,359)      3,475,359
    Limited Term Bond Portfolio, 1,148,132 shares (cost $5,567,971)  5,809,549

 T. Rowe Price Equity Series, Inc.:
    Equity Income Portfolio, 108,037 shares (cost $2,081,378)        2,071,073
    Personal Strategy Balanced Portfolio, 890,206 shares
      (cost $13,946,464)                                            13,103,829

 T. Rowe Price International Series, Inc.:
         International Stock Portfolio, 13,259 shares (cost $191,880)  152,084
                                                                       -------

               Total investments                                    52,495,780

          Dividends receivable                                             917
                                                                           ---
                 Total assets                                       52,496,697

Liabilities:

Accrued expenses                                                        10,314
                                                                        ------

Net Assets                                                         $52,486,383
                                                                   ===========

The accompanying notes are an integral part of these financial statements

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                            STATEMENTS OF OPERATIONS

                                         For the Periods ended December 31,
                                         ----------------------------------
                                       T. Rowe Price           T. Rowe Price
                                       Prime Reserve         Limited Term Bond
                                       -------------         -----------------
                                       2001      2000           2001      2000
                                       ----      ----           ----      ----
Investment Income:
 Dividends ............             $133,828  $175,176       $299,530  $280,229
Expenses:
 Mortality and expense risk charges   35,895   31,540         56,439    50,689
                                      ------   ------         ------    ------
Net investment income (loss) .......  97,933  143,636        243,091   229,540
                                      ------  -------        -------   -------
Realized gains (losses) on investments:
 Realized net investment gain (loss)     --      --           38,583  (169,721)
 Capital gain distributions received     --      --             --        --
 Realized gain (loss) on investments and
  capital gain distributions, net        --      --           38,583  (169,721)
Unrealized appreciation (depreciation),
  net                                    --      --           94,630   315,905
                                                              ------   -------
Net increase (decrease) in net
assets from operations ..........   $ 97,933  $143,636       $376,304  $375,724
                                    ========  ========       ========  ========

The accompanying notes are an integral part of these financial statements

                                                           For the Periods ended December 31,
                                                           ----------------------------------

                                                    Janus Aspen                      T. Rowe Price
                                                   Aggressive Growth            Personal Strategy Balanced
                                                   -----------------            --------------------------
                                                 2001            2000               2001          2000
                                                 ----            ----               ----          ----

Investment Income:
Dividends .................................   $       -       $  3,354,583      $  383,473     $   434,814
Expenses:
Mortality and expense risk charges ........        301,917         632,165         141,324         152,019
                                                   -------         -------         -------         -------
Net investment income (loss) ..............       (301,917)      2,722,418         242,149         282,795
                                                  --------       ---------         -------         -------
Realized gains (losses) on investments:
Realized net investment gain (loss) .......     (5,698,785)     18,515,974        (142,436)      3,263,855
Capital gain distributions received .......              -       3,384,409               -         747,583
                                                                 ---------                         -------
Realized gain (loss) on investments and
capital gain distributions, net ...........     (5,698,785)     21,900,383        (142,436)      4,011,438
Unrealized appreciation (depreciation), net    (10,364,549)    (43,878,430)       (585,656)     (3,997,059)
                                               -----------     -----------        --------      ----------
Net increase (decrease) in net assets
from operations ...........................   $(16,365,251)   $(19,255,629)     $ (485,943)    $   297,174
                                              ============    ============      ==========     ===========

The accompanying notes are an integral part of these financial statements

                                                                     For the Periods ended December 31,
                                                                     ----------------------------------
                                                     T. Rowe Price                  T. Rowe Price                     Janus Aspen
                                                     Equity Income                International Stock                   Growth
                                                     -------------                -------------------                   ------
                                                  2001         2000*              2001          2000*              2001       2000*
                                                  ----         -----              ----          -----              ----       -----
Investment Income:
 Dividends ............                       $  22,483     $  3,017           $  3,227      $    903         $   1,046   $   8,236
Expenses:
 Mortality and expense risk charges .......      14,700        1,284              1,593           822            14,983       3,635
                                                 ------        -----              -----           ---            ------       -----

Net investment income (loss) ..............       7,783        1,733              1,634            81           (13,937)      4,601
                                                  -----        -----              -----            --           -------       -----

Realized gains (losses) on investments:
 Realized net investment gain (loss) ......      17,101          362            (27,066)         (945)         (153,539)     (2,085)
 Capital gain distributions received ......      27,507       10,868                 -          4,332             2,853      19,091
                                                 ------       ------                            -----             -----      ------
 Realized gain (loss) on investments and
  capital gain distributions, net .........      44,608       11,230            (27,066)        3,387          (150,686)     17,006
Unrealized appreciation (depreciation), net     (31,078)      20,773            (14,226)      (25,570)         (257,443)   (194,609)
                                                -------       ------            -------       -------          --------    --------

Net increase (decrease) in net assets
 from operations ..........................   $  21,313     $ 33,736           $(39,658)     $(22,102)        $(422,066)  $(173,002)
                                              =========     ========           ========      ========         =========   =========

*Commenced offering on May 1, 2000.

The accompanying notes are an integral part of these financial statements

                                                                      For the Periods ended December 31,

                                                 Janus Aspen                       Janus Aspen                  Janus Aspen
                                             Capital Appreciation                Worldwide Growth                 Balanced
                                             --------------------                ----------------                 --------
                                                 2001          2000*               2001       2000*            2001        2000*
Investment Income:
 Dividends ............                       $  10,567     $   5,169          $   3,667   $  5,232         $ 43,386    $ 22,973
Expenses:
 Mortality and expense risk charges .......       7,870         2,407              7,225      2,135           14,357       3,203
                                                  -----         -----              -----      -----           ------       -----
Net investment income (loss) ..............       2,697         2,762             (3,558)     3,097           29,029      19,770
                                                  -----         -----             ------      -----           ------      ------
Realized gains (losses) on investments:
 Realized net investment gain (loss) ......     (85,160)          937            (59,958)    (2,646)         (48,092)     (4,119)
 Capital gain distributions received ......          -             98                 -      15,106              -        18,560
                                                                   --                        ------                       ------
 Realized gain (loss) on investments and
  capital gain distributions, net .........     (85,160)        1,035            (59,958)    12,460          (48,092)     14,441
Unrealized appreciation (depreciation), net     (95,220)      (87,142)          (116,936)  (111,386)         (36,782)    (51,167)
                                                -------       -------           --------   --------          -------     -------
Net increase (decrease) in net assets
 from operations ..........................   $(177,683)    $ (83,345)         $(180,452)  $(95,829)        $(55,845)   $(16,956)
                                              =========     =========          =========   ========         ========    ========

*Commenced offering on May 1, 2000.

The accompanying notes are an integral part of these financial statements

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                         For the Periods ended December 31,
                                                   T. Rowe Price                  T. Rowe Price
                                                   Prime Reserve                Limited Term Bond
                                               2001         2000             2001           2000
Increase (decrease) in net assets
   from operations:
Net investment income (loss) ..........       $97,933       $143,636       $243,091       $229,540
Realized gains (losses) ...............             -              -         38,583       (169,721)
Unrealized appreciation
(depreciation), net ...................             -              -         94,630        315,905
                                                                             ------        -------

Net increase (decrease) in net assets
from operations .......................        97,933        143,636        376,304        375,724
                                               ------        -------        -------        -------
Contract transactions:
Purchase payments .....................       676,256        415,697        786,233        195,877
Transfers between subaccounts, net ....       579,197       (277,168)       346,664        (73,539)
Withdrawals ...........................      (794,471)      (719,816)      (610,703)      (690,950)
Contract maintenance fees .............        (3,560)        (2,676)        (5,703)        (4,126)
Surrender charges .....................        (3,750)        (3,549)        (1,698)        (4,081)
                                               ------         ------         ------         ------
Net increase (decrease) in net assets
derived from contract transactions ....       453,672       (587,512)       514,793       (576,819)
                                              -------       --------        -------       --------
Total increase (decrease) in net assets       551,605       (443,876)       891,097       (201,095)
Net assets at beginning of year .......     2,923,336      3,367,212      4,918,174      5,119,269
                                            ---------      ---------      ---------      ---------
Net assets at end of year .............    $3,474,941     $2,923,336     $5,809,271     $4,918,174
                                           ==========     ==========     ==========     ==========

The accompanying notes are an integral part of these financial statements

                                                            For the Periods ended December 31,
                                                            ----------------------------------
                                                        Janus Aspen                         T. Rowe Price
                                                     Aggressive Growth             Personal Strategy Balanced
                                                     -----------------             --------------------------
                                                    2001            2000              2001           2000
                                                    ----            ----              ----           ----
Increase (decrease) in net assets
  from operations:
  Net investment income (loss) ..............      $(301,917)     $2,722,418        $242,149        $282,795
  Realized gains (losses) ...................     (5,698,785)     21,900,383        (142,436)      4,011,438
  Unrealized appreciation (depreciation), net    (10,364,549)    (43,878,430)       (585,656)     (3,997,059)
                                                 -----------     -----------        --------      ----------
Net increase (decrease) in net assets
  from operations ...........................    (16,365,251)    (19,255,629)       (485,943)        297,174
                                                 -----------     -----------        --------         -------
Contract transactions:
  Purchase payments .........................      1,406,538       4,554,196         869,349       1,653,063
  Transfers between subaccounts, net ........     (1,356,789)       (310,607)       (224,420)     (1,048,702)
  Withdrawals ...............................     (2,202,925)     (4,458,846)     (1,598,734)     (1,245,215)
  Contract maintenance fees .................        (57,470)        (54,430)        (14,789)        (11,861)
  Surrender charges .........................        (25,252)        (28,364)        (17,074)        (14,738)
                                                     -------         -------         -------         -------
Net increase (decrease) in net assets
  derived from contract transactions ........     (2,235,898)       (298,051)       (985,668)       (667,453)
                                                  ----------        --------        --------        --------
Total increase (decrease) in net assets ...      (18,601,149)    (19,553,680)     (1,471,611)       (370,279)
Net assets at beginning of year ...........       41,391,480      60,945,160      14,573,447      14,943,726
                                                  ----------      ----------      ----------      ----------
Net assets at end of year .................      $22,790,331     $41,391,480     $13,101,836     $14,573,447
                                                 ===========     ===========     ===========     ===========

The accompanying notes are an integral part of these financial statements

                                                                     For the Periods ended December 31,
                                                                   ----------------------------------
                                                     T. Rowe Price                 T. Rowe Price
                                                     Equity Income               International Stock         Janus Aspen Growth
                                                     -------------               -------------------         ------------------
                                                   2001          2000*           2001           2000*         2001           2000*
                                                   ----          -----           ----           -----         ----           -----
Increase (decrease) in net assets
  from operations:
 Net investment income (loss) ..............       $7,783         $1,733         $1,634       $     81       $(13,937)       $4,601
Realized gains (losses) ...................        44,608         11,230        (27,066)         3,387       (150,686)       17,006
Unrealized appreciation (depreciation), net       (31,078)        20,773        (14,226)       (25,570)      (257,443)     (194,609)
                                                  -------         ------        -------        -------       --------      --------
Net increase (decrease) in net assets
from operations ...........................        21,313         33,736        (39,658)       (22,102)      (422,066)     (173,002)
                                                   ------         ------        -------        -------       --------      --------
Contract transactions:
Purchase payments .........................     1,290,517        112,885         43,517         46,000        820,841       789,586
Transfers between subaccounts, net ........       300,208        392,917          6,492        123,254        131,697       513,824
Withdrawals ...............................       (76,103)        (3,756)        (5,589)             -       (100,380)         (841)
Contract maintenance fees .................          (794)           (48)          (202)             -         (2,432)         (132)
Surrender charges .........................          (561)          (225)           (43)             -         (1,661)          (15)
                                                     ----           ----            ---                        ------           ---
Net increase (decrease) in net assets
derived from contract transactions ........     1,513,267        501,773         44,175        169,254        848,065     1,302,422
                                                ---------        -------         ------        -------        -------     ---------
Total increase (decrease) in net assets ...     1,534,580        535,509          4,517        147,152        425,999     1,129,420
Net assets at beginning of year ...........       535,509              -        147,152              -      1,129,420             -
                                                  -------                       -------                     ---------
Net assets at end of year .................    $2,070,089       $535,509       $151,669       $147,152     $1,555,419    $1,129,420
                                               ==========       ========       ========       ========     ==========    ==========

*Commenced offering on May 1, 2000.

The accompanying notes are an integral part of these financial statements

                                                                  For the Periods ended December 31,
                                                                   ----------------------------------
                                                       Janus Aspen                  Janus Aspen                  Janus Aspen
                                                   Capital Appreciation           Worldwide Growth                  Balanced
                                                   --------------------           ----------------                  --------
                                                    2001          2000*         2001            2000*         2001          2000*

Increase (decrease) in net assets
  from operations:
Net investment income (loss) ..............        $2,697         $2,762        $(3,558)        $3,097        $29,029       $19,770
Realized gains (losses) ...................       (85,160)         1,035        (59,958)        12,460        (48,092)       14,441
Unrealized appreciation (depreciation), net       (95,220)       (87,142)      (116,936)      (111,386)       (36,782)      (51,167)
                                                  -------        -------       --------       --------        -------       -------
Net increase (decrease) in net assets
from operations ...........................      (177,683)       (83,345)      (180,452)       (95,829)       (55,845)      (16,956)
                                                 --------        -------       --------        -------        -------       -------
Contract transactions:
Purchase payments .........................       487,537        403,503        325,138        487,260      1,023,155       737,846
Transfers between subaccounts, net ........        37,844        273,199        (11,509)       241,557        190,616       165,265
Withdrawals ...............................       (45,616)        (1,128)       (25,914)          (522)      (113,529)      (17,919)
Contract maintenance fees .................        (1,862)          (130)        (1,691)           (97)        (2,474)          (54)
Surrender charges .........................        (2,052)           (45)        (1,561)           (44)        (3,062)         (774)
                                                   ------            ---         ------            ---         ------          ----
Net increase (decrease) in net assets
derived from contract transactions ........       475,851        675,399        284,463        728,154      1,094,706       884,364
                                                  -------        -------        -------        -------      ---------       -------
Total increase (decrease) in net assets ...       298,168        592,054        104,011        632,325      1,038,861       867,408
Net assets at beginning of year ...........       592,054              -        632,325              -        867,408            -
                                                  -------                       -------                       -------
Net assets at end of year .................      $890,222       $592,054       $736,336       $632,325     $1,906,269      $867,408
                                                 ========       ========       ========       ========     ==========      ========

*Commenced offering on May 1, 2000.

The accompanying notes are an integral part of these financial statements

NOTES TO FINANCIAL STATEMENTS
December 31, 2001 and 2000

1.Organization

  The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 2, 1983 and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

  The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., and Janus Aspen Series (collectively the Funds) at the portfolios' net asset value in accordance with the selection made by the contract owners.

  On May 1, 2000, the Company began offering six additional subaccounts with related Portfolios as investment options in connection with the Contract. The additional Portfolios are as follows:

    T. Rowe Price Equity Series, Inc.         Janus Aspen Series
      T. Rowe Price Equity Income Portfolio     Balanced Portfolio
                                                Growth Portfolio
    T. Rowe Price International Series, Inc.    Capital Appreciation Portfolio
         T. Rowe Price International            Worldwide Growth Portfolio
           Stock Portfolio

The Funds are diversified open-end management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports are included in the Variable Account's Annual Report.

2. Significant Accounting Policies

Valuation of Investments

   Investments in shares of the Funds are valued at the Funds' offering and redemption price per share.

Securities Transactions and Investment Income
   Transactions in shares of the Funds are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

Federal Income Taxes
   The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

   Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

3. Purchases and Sales of Securities

   In 2001, purchases and proceeds on sales of the Funds' shares were as follows:
                                                              Proceeds
                                              Purchases       on Sales

Janus Aspen Growth Portfolio ..............    $1,114,378      $277,415
Janus Aspen Aggressive Growth Portfolio ...     1,960,770     4,497,667
Janus Aspen Capital Appreciation Portfolio        672,275       193,857
Janus Aspen Worldwide Growth Portfolio ....       378,900        97,769
Janus Aspen Balanced Portfolio ............     1,381,022       256,929
T. Rowe Price Prime Reserve Portfolio .....     1,929,506     1,380,219
T. Rowe Price Limited Term Bond Portfolio .     1,484,629       730,128
T. Rowe Price Equity Income Portfolio .....     2,047,004       497,746
T. Rowe Price Personal Strategy Balanced
Portfolio .................................     1,644,740     2,387,935
T. Rowe Price International Stock Portfolio       117,505        72,103
                                                  -------        ------
Total .....................................   $12,730,729   $10,391,768
                                              ===========   ===========

   In 2000, purchases and proceeds on sales of the Funds' shares were as follows:
                                                                Proceeds
                                                Purchases       on Sales

Janus Aspen Growth Portfolio ..............     $1,369,276        $42,525
Janus Aspen Aggressive Growth Portfolio ...     72,566,711     66,760,156
Janus Aspen Capital Appreciation Portfolio         714,140         35,474
Janus Aspen Worldwide Growth Portfolio ....        766,508         20,015
Janus Aspen Balanced Portfolio ............        978,488         55,592
T. Rowe Price Prime Reserve Portfolio .....      5,267,758      5,697,014
T. Rowe Price Limited Term Bond Portfolio .      5,882,853      6,226,863
T. Rowe Price Equity Income Portfolio .....        530,188         15,532
T. Rowe Price Personal Strategy Balanced
Portfolio .................................     18,206,169     17,842,775
T. Rowe Price International Stock Portfolio        187,598         13,109
                                                   -------         ------
Total .....................................   $106,469,689    $96,709,055
                                              ============    ===========

4. Expenses and Related Party Transactions

   A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. The liability for accrued mortality and expense risk premium amounted to $10,314 at December 31, 2001.

   The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

   There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

  Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

5. Changes in Units Outstanding

  The changes in units outstanding for the year ended December 31, 2001 were as follows:
                                              Units       Units    Net Increase
                                              Issued     Redeemed   (Decrease)


Janus Aspen Growth Portfolio ..............    158,104     39,676    118,428
Janus Aspen Aggressive Growth Portfolio ...     47,784    104,974    (57,190)
Janus Aspen Capital Appreciation Portfolio      98,895     28,288     70,607
Janus Aspen Worldwide Growth Portfolio ....     54,875     14,046     40,829
Janus Aspen Balanced Portfolio ............    146,088     26,504    119,584
T. Rowe Price Prime Reserve Portfolio .....     91,118     67,891     23,227
T. Rowe Price Limited Term Bond Portfolio .     41,668     23,601     18,067
T. Rowe Price Equity Income Portfolio .....    176,524     42,324    134,200
T. Rowe Price Personal Strategy Balanced
Portfolio .................................     43,283     76,243    (32,960)
T. Rowe Price International Stock Portfolio     15,132      9,293      5,839

  The changes in units outstanding for the year ended December 31, 2000 were as follows:

                                               Units      Units    Net Increase
                                               Issued    Redeemed   (Decrease)

Janus Aspen Growth Portfolio ..............    143,493      4,147    139,346
Janus Aspen Aggressive Growth Portfolio ...     83,813     86,408     (2,595)
Janus Aspen Capital Appreciation Portfolio      78,591      3,558     75,033
Janus Aspen Worldwide Growth Portfolio ....     80,867      1,985     78,882
Janus Aspen Balanced Portfolio ............     95,261      5,333     89,928
T. Rowe Price Prime Reserve Portfolio .....     90,542    121,927    (31,385)
T. Rowe Price Limited Term Bond Portfolio .     18,814     41,449    (22,635)
T. Rowe Price Equity Income Portfolio .....     48,466      1,379     47,087
T. Rowe Price Personal Strategy Balanced
Portfolio .................................     79,746    102,421    (22,675)
T. Rowe Price International Stock Portfolio     18,554      1,459     17,095

6.  Unit Values

    A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2001 follows:

                                                                                       Income
                                                  Net Assets         Expenses as a %   as a %
                                                  Unit               of Average Net    of Net    Total
Portfolio                          Units          Value     (000's)     Assets*        Assets    Return
---------                          -----          -----     -------     -------        ------    ------
Janus Aspen Growth ..............   257,774       $6.03      $1,555      1.20%          .07%     (25.73)%
Janus Aspen Aggressive Growth ...   650,711       35.02      22,790      1.20             -      (40.22)
Janus Aspen Capital Appreciation    145,640        6.11         890      1.20           1.40     (22.72)
Janus Aspen Worldwide Growth ....   119,711        6.15         736      1.20            .53     (23.46)
Janus Aspen Balanced ............   209,512        9.10       1,906      1.20           3.10      (5.94)
T. Rowe Price Prime Reserve .....   173,869       19.99       3,475      1.20           3.92       2.68
T. Rowe Price Limited Term Bond .   199,267       29.15       5,809      1.20           5.56       7.07
T. Rowe Price Equity Income .....   181,287       11.42       2,070      1.20           1.53       0.08
T. Rowe Price Personal Strategy
Balanced ........................   445,071       29.44      13,102      1.20           2.87      (3.73)
T. Rowe Price International Stock    22,934        6.61         152      1.20           2.14     (23.37)

  *Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

At December 31, 2001 significant concentrations of ownership were as follows:

                                               Number of
                                             Contract Owners   Percentage Owned

T. Rowe Price International Stock Portfolio         2                45.4

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Directors
Sentry Life Insurance Company
   and
The Contract Owners of
Sentry Variable Account II:

In our opinion, the accompanying combined statement of assets and liabilities and the related separate statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Account II, and its Janus Aspen Growth Portfolio, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Balanced Portfolio, T. Rowe Price Prime Reserve Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Limited Term Bond Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio, and T. Rowe Price International Stock Portfolio at December 31, 2001, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Sentry Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001, by correspondence with the custodian, provide a reasonable basis for our opinion.



s/PricewaterhouseCoopers

Milwaukee, Wisconsin
February 8, 2002